Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)	₱ 172,611		₱ 25	₱ 185,032
Long-term debt maturing within one year (Notes 9 and 28)	14,957			33,273
Interest-bearing financial liabilities – net of current portion (Notes 21 and 25)	157,654			151,759
U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)	35,032	$ 701		58,192	$ 1,169
Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)	₱ 137,579			126,840
Exportkreditnamnden and AB Svensk Exportkredit, or SEK [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	3.9550% in 2016
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	8.3500% in 2017 and 2016
Total long-term debt (Note 27)				11,362	228
GSM Network Expansion Facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)				276	5
Corporate Notes [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	5.3300% to 6.2600% in 2017 and 2016
Total long-term debt (Note 27)	₱ 15,675			21,105
Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	5.2250% to 5.2813% in 2017 and 2016
Total long-term debt (Note 27)	₱ 14,922			14,902
Unsecured Term Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)	10,705			16,843
Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)	106,982			90,833
Export Credit Agencies-Supported Loans [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Total long-term debt (Note 27)	₱ 547	11		1,533	31
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	1.4100% to 1.9000% and US$ LIBOR + 0.3000% in 2017 and 2016
Total long-term debt (Note 27)	₱ 547	11		1,533	31
Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	US$ LIBOR + 1.0000% to 1.8000% in 2016
Term Loans [Member] | GSM Network Expansion Facilities [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	US$ LIBOR + 1.1125% in 2017 and US$ LIBOR + 0.8500% to 1.1125% in 2016
Total long-term debt (Note 27)				276	5
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	2.8850% and US$ LIBOR + 0.7900% to 1.6000% in 2017 and 2016
Total long-term debt (Note 27)	₱ 34,485	$ 690		₱ 45,021	$ 905
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates, description	3.9000% to 6.64044%; BSP overnight rate and PDST-R2 + 1.0000% in 2017 and 3.9000% to 5.6400%; BSP overnight rate - 0.3500% to BSP overnight rate and PDST-R2 + 1.0000% in 2016